SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD BALANCED ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Balanced Allocation Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks its goal through investment in a combination of domestic and international equity, multi-asset, and fixed income funds. It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 55% of assets in equity funds and approximately 45% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%. The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal. The Fund may also invest in

Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the Fund invests use a broad array of investment strategies and securities.  The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate and sovereign bonds of varying credit quality, money market instruments and others. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities. The Underlying Funds may invest in securities of domestic and/or foreign companies.  The Underlying Funds may invest in debt securities of domestic and foreign issuers.  The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade (also known as “junk bonds”), and unrated securities determined to be of comparable quality by Wellington Management.  The Fund will invest in Underlying Funds that have a growth, value or blend investment orientation.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford Emerging Markets Research Fund

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford World Bond Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies:”

ETN RISK - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7150	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD CONSERVATIVE ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Conservative Allocation Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks its goal through investment in a combination of funds, primarily made up of fixed income funds, and generally with a smaller allocation to equity and multi-asset funds.  The equity and multi-asset fund allocation is intended to add diversification and enhance returns.  It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 30% of assets in equity funds and approximately 70% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that Wellington

Management believes will provide the most favorable outlook for achieving the Fund’s investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the Fund invests use a broad array of investment strategies and securities. The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate and sovereign bonds of varying credit quality, money market instruments and others. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities. The Underlying Funds may invest in securities of domestic and/or foreign companies. The Underlying Funds may invest in debt securities of domestic and foreign issuers. The debt securities may include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade (also referred to as “junk bonds”), and unrated securities determined to be of comparable quality by Wellington Management. The Fund will invest in Underlying Funds that have a growth, value or blend investment orientation.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford Emerging Markets Research Fund

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford World Bond Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7151	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD GROWTH ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Growth Allocation Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY. The Fund seeks its goal through investment in a combination of domestic and international equity funds, and generally with a small portion of assets in multi-asset and fixed income funds.  It does this by investing in a combination of other Hartford Mutual Funds — the Underlying Funds — as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 80% of assets in equity funds and approximately 20% of assets in fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The equity component will be comprised of domestic and international equity funds while the fixed income component will be comprised of fixed income funds investing in several asset classes of varying credit quality that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second and third paragraphs are deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

The Underlying Funds in which the Fund invests use a broad array of investment strategies and securities.  The Underlying Funds may invest in many types of instruments, among them common stocks of companies of many sizes, corporate and sovereign bonds of varying credit quality, money market instruments and others. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities. The Fund will invest in Underlying Funds that have a growth, value or blend investment orientation.  The Underlying Funds may invest in securities of domestic and/or foreign companies.  The Underlying Funds may also invest in debt securities of domestic and foreign issuers.  The debt securities may include government and corporate securities with a variety of maturities and qualities that range from investment grade to below investment grade (also known as “junk bonds”), and unrated securities determined to be of comparable quality by Wellington Management.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford Emerging Markets Research Fund

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

Fixed Income and Money Market Funds The Hartford Strategic Income Fund ETFs Powershares DB Commodity Index Tracking Fund Asset Allocation Funds The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies:”

ETN RISK - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7152	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2010 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2010 Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2010, and who desire an asset-allocated portfolio that becomes increasingly more conservative for approximately 15 years after retirement. The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy as selected by the sub-adviser, Wellington Management Company, LLP (“Wellington Management”).  After the Fund’s target retirement date, the Fund’s portfolio allocation to fixed income securities and fixed income funds increases.  Under normal market conditions, Wellington Management adjusts the Fund’s investments to achieve approximately 42% of assets in equity securities and equity funds and approximately 58% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  After its target retirement date (2010), the Fund will gradually reach its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds, approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of domestic and international fixed income funds investing in several asset classes of varying credit quality. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington

Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford Emerging Markets Research Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford World Bond Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7153	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2015 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2015 Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2015, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 49% of assets in equity securities and equity funds and approximately 51% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2015) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2015), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of domestic and international fixed income funds investing in several asset classes of varying credit quality. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford Emerging Markets Research Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford World Bond Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7154	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2020 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2020 Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2020, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 56% of assets in equity securities and equity funds and approximately 44% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2020) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2020), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of domestic and international fixed income funds investing in several asset classes of varying credit quality. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford Emerging Markets Research Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford World Bond Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7155	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2025 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2025 Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2025, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 63% of assets in equity securities and equity funds and approximately 37% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2025) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2025), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of domestic and international fixed income funds investing in several asset classes of varying credit quality. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford Emerging Markets Research Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford World Bond Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7156	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2030 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2030 Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2030, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 70% of assets in equity securities and equity funds and approximately 30% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2030) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2030), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of domestic and international fixed income funds investing in several asset classes of varying credit quality. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford Emerging Markets Research Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

The Hartford Total Return Bond Fund

The Hartford World Bond Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7157	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2035 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2035 Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2035, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2035) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2035), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of domestic and international fixed income funds investing in several asset classes of varying credit quality. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford Emerging Markets Research Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7158	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2040 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2040 Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2040, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy. Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2040) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2040), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of domestic and international fixed income funds investing in several asset classes of varying credit quality. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford Emerging Markets Research Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7159	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2045 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2045 Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2045, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2045) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2045), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of domestic and international fixed income funds investing in several asset classes of varying credit quality. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford Emerging Markets Research Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7160	June 2012

SUPPLEMENT

DATED JUNE 25, 2012 TO

THE HARTFORD TARGET RETIREMENT 2050 FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED JANUARY 30, 2012, AS LAST SUPPLEMENTED MARCH 29, 2012,

AND SUMMARY PROSPECTUS DATED JANUARY 30, 2012, AS LAST AMENDED JUNE 4, 2012

Effective immediately, the above referenced Prospectus and Summary Prospectus of The Hartford Target Retirement 2050 Fund (the “Fund”) are revised as follows:

1.                                       The following are deleted and replaced with the disclosure appearing below: (a) the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

PRINCIPAL INVESTMENT STRATEGY.  The Fund is designed for investors who plan to retire close to the year 2050, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement.  The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds - the Underlying Funds - as well as certain exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”) through the implementation of a strategic asset allocation strategy.  Under normal market conditions the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments to achieve approximately 78% of assets in equity securities and equity funds and approximately 22% of assets in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  Until the Fund’s target retirement date, the Fund’s portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2050) the Fund’s investments are expected to be approximately 44% in equity securities and equity funds and approximately 56% in fixed income securities and fixed income funds, although these percentages will increase or decrease from time to time by up to 10%.  The Fund will continue to invest after its target retirement date (2050), gradually reaching its most conservative allocation of approximately 28% in equity securities and equity funds and 72% in fixed income securities and fixed income funds approximately 15 years after the date indicated in the Fund’s name.  The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

2.                                       Under the heading “MAIN RISKS” in the Summary Prospectus and the headings “SUMMARY SECTION — MAIN RISKS” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS” in the Prospectus, “Underlying Fund Risk” is deleted and replaced with the following:

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

3.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the second paragraph is deleted and replaced with the following:

In seeking the Fund’s investment objective, the investment strategies of Wellington Management include:

•                  Allocating the Fund’s assets among Class Y shares of Underlying Funds based on the Fund’s investment objective and on internally generated research.

•                  The equity component will be comprised of domestic and international equity funds, while the fixed income component will be comprised of domestic and international fixed income funds investing in several asset classes of varying credit quality. The Fund may also invest in Underlying Funds that allocate to alternative asset classes, including commodities.

•                  Regularly reviewing and adjusting the allocations to favor investments in those Underlying Funds that Wellington Management believes will provide the most favorable outlook for achieving the Fund’s investment goal.

•                  Wellington Management may also use various techniques, such as buying and selling ETFs and ETNs, to increase or decrease the Fund’s exposure to certain asset classes, changing security prices or other factors that affect security values.

4.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the list of Underlying Funds in which the Fund may invest is deleted and replaced with the following:

As of June 22, 2012, the Fund allocated assets to the following Underlying Funds and ETFs:

Domestic Equity Funds

The Hartford Capital Appreciation Fund

The Hartford Dividend and Growth Fund

The Hartford MidCap Value Fund

The Hartford Small Company Fund

Global and International Equity Funds

The Hartford International Opportunities Fund

The Hartford International Small Company Fund

The Hartford Emerging Markets Research Fund

Fixed Income and Money Market Funds

The Hartford Inflation Plus Fund

The Hartford Strategic Income Fund

Asset Allocation Funds

The Hartford Global Real Asset Fund

The Hartford Alternative Strategies Fund

5.                                       Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — MAIN RISKS — ADDITIONAL RISKS AND INVESTMENT INFORMATION” in the Prospectus, the following paragraph is added below the last paragraph under “Other Investment Companies”:

ETN Risk - ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. Unlike other types of fixed income securities, however, the performance of ETNs is based upon that of a market index or other reference asset minus fees and expenses, no coupon payments are made and no principal protection exists.  The value of an ETN may be affected by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities or securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity or security. The Fund’s ability to sell its ETN holdings also may be limited by the availability of a secondary market and the Fund may have to sell such holdings at a discount. ETNs also are subject to counterparty credit risk, fixed-income risk and tracking error risk (where the ETN’s performance may not match or correlate to that of its market index). ETNs also incur certain expenses not incurred by their applicable index.

This Supplement should be retained with your Prospectus for future reference.

HV-7161	June 2012